Salaries and social security expenses (Tables)	12 Months Ended
Dec. 31, 2018
Analysis of income and expense [abstract]
Disclosure of salaries and social security expenses

	2018	2017	2016
Wages and salaries (i)	105,931	132,025	117,423
Social security costs	29,865	30,558	28,849
Equity-settled share-based compensation	4,728	5,552	4,796
	140,524	168,135	151,068

(i)	Includes US$ 32,636, US$ 41,172 and US$ 28,475, capitalized in Property, Plant and Equipment for the years 2018, 2017 and 2016, respectively.